CONVERTIBLE DEBT	3 Months Ended
Nov. 30, 2016
CONVERTIBLE DEBT
CONVERTIBLE DEBT

4. CONVERTIBLE DEBT

Details of the Company’s convertible notes are as follows:

a)

On October 27, 2014, the Company issued a convertible note in the amount of $165,000 in exchange for consulting services rendered. The note is non-interest bearing, due on October 27, 2015, and is unsecured. The note may be converted into the Company’s common stock, at a conversion price for each share equal to the lowest closing bid price for the common stock for the thirty trading days ending on the trading day immediately before the conversion date multiplied by 50% at any time after April 28, 2015. During the year ended August 31, 2015, $106,650 was converted into 43,314,479 common shares of the Company. As at November 30, 2016, the principal remaining of this note was $58,250 (August 31, 2016 - $58,250) with a fair value of $94,096 (August 31, 2016 - $123,947) determined based on the fair value of the shares would be converted at November 30, 2016. As at November 30, 2016, there was $9,767 (August 31, 2016 - $8,605) of accrued and unpaid interest. During the period ended November 30, 2016, the Company recorded interest of $2,138 on this note.

b)

On December 9, 2015, the Company issued a convertible unsecured note in the amount of $100,000 (including $10,000 of finance fees). The note carries an interest rate of 12% (22% default rate), is unsecured and is due on September 9, 2016. During the year ended August 31, 2016, the Company issued 62,301,565 common stock with a fair value of $233,667 on conversion of $99,400 of principal of this convertible debt and $7,472 of interest accrued. As at November 30, 2016, the remaining principal of this note was $600 (August, 31 2016 - $600) with a fair value of $1,111 (August 31, 2016 - $1,153) determined based on the fair value of the shares if converted at November 30, 2016. As at November 30, 2016, there was $70 (August 31, 2016 - $52) of accrued and unpaid interest. During the period ended November 30, 2016, the Company recorded interest of $18 on this note.

c)

On February 19, 2016, the Company issued a convertible unsecured note in the amount of $108,000 (including $8,000 of finance fees). The note carries an interest rate of 12% (22% default rate), is unsecured, and is due on November 19, 2016. During the year ended August 31, 2016, the Company issued 27,378,705 common stock with a fair value of $69,136 on conversion of $24,093 of principal of this convertible debt. As at August 31, 2016, the remaining principal of this note of $108,000 has a fair value of $161,142 determined based on the fair values of the shares would be converted at August 31, 2016 with accrued interest of $5,352. During the period ended November 30, 2016, the Company issued 115,355,131 common stock with a fair value of $195,508 on conversion of $83,907 of principal of this convertible debt and $7,409 of interest incurred.

d)

On April 1, 2016, the Company issued a convertible unsecured note in the amount of $108,000 (including $8,000 of finance fees). The note carries an interest rate of 12% (22% default rate), is unsecured, and is due on January 1, 2017. During the period ended November 30, 2016, the Company issued 61,883,488 common shares with a fair value of $111,494 on conversion of $36,705 of principal of this convertible debt. As at November 30, 2016, the principal remaining of this note was $71,295 (August 31, 2016 - $71,295) with a fair value of $131,932 (August 31, 2016 - $ 207,412) based on the fair value of the shares if converted at November 30, 2016. As at November 30, 2016, there was $8,211 (August 31, 2016 - $5,397) of accrued and unpaid interest. During the period ended November 30, 2016, the Company recorded interest of $2,814 on this note.

e)

On June 14, 2016, the Company issued a convertible unsecured note in the amount of $108,000 (including $8,000 of finance fees). The note carries an interest rate of 12% (22% default rate), is unsecured, and is due on June 14, 2017. As at November 30, 2016, the principal outstanding of this note was $108,000 (August 31, 2016 - $108,000) with a fair value of $199,855 (August 31, 2016 - $145,800) based on the fair value of the shares if converted on November 30, 2016. As at November 30, 2016, there was $6,001 (August 31, 2016 - $2,770) of accrued and unpaid interest. During the period ended November 30, 2016, the Company recorded interest of $3,231 on this note.

f)

On August 5, 2016, the Company issued a convertible unsecured note in the amount of $108,000 (including $8,000 of finance fees). The note carries an interest rate of 12% (22% default rate), is unsecured, and is due on June 14, 2017. As at November 30, 2016, the principal outstanding on this note was $108,000 (Aug 31, 2016 - $108,000) with a fair value of $199,855 (August 31, 2016 - $135,000) based on the fair value of the shares if converted on November 30, 2016. As at November 30, 2016, there was $4,154 (August 31, 2016 - $923) of accrued and unpaid interest. During the period ended November 30, 2016, the Company recorded interest of $3,231 on this note.

g)

On October 7, 2016, the Company issued a convertible unsecured note in the amount of $108,000 (including $8,000 of finance fees). The note carries an interest rate of 12% (22% default rate), and is due on October 7, 2017. As at November 30, 2016, the principal outstanding on this note was $108,000 with a fair value of $135,000 based on the fair value of the shares if converted on November 30, 2016. As at November 30, 2016, there was $1,917 of accrued and unpaid interest. During the period ended November 30, 2016, the Company recorded interest of $1,917 on this note.

The Company may prepay the notes b) – g) above up to 180 days after its issuance with the following penalties:

Number of days after issuance	Penalty

< 30 days	125% of principal plus accrued interest
31 – 60 days	130% of principal plus accrued interest
61 – 90 days	135% of principal plus accrued interest
91 – 120 days	140% of principal plus accrued interest
121 – 150 days	145% of principal plus accrued interest
151 – 180 days	150% of principal plus accrued interest

The lender may convert the note b) – g) after 90 days following issuance at a conversion price equal to the average of the three lowest closing bid prices for the common stock for twenty trading days ending on the trading day immediately before conversion multiplied by 53% at any time after the maturity day.

h)

On January 25, 2016, the Company issued a convertible unsecured note in the amount of $555,000.  The note carries an Original interest discount (“OID”) of $50,000 and the Company agreed to pay $5,000 of the finance fees. The Company receives the note in five tranches, of which the initial tranche equals to the amount of $115,000 (including OID of $10,000 and finance fees of $5,000) and the remainder is delivered in four tranches in the amount of $110,000 (including OID of $10,000) each. The note carries an interest rate of 10% (22% default rate), is unsecured, and is due on May 25, 2017. The lender may convert the note at a conversion price equal to the average of the three lowest closing bid prices for the common stock for twenty trading days ending on the trading day immediately before conversion multiplied by 60% at any time after 180 days after the cash was delivered. The Company may prepay any outstanding balance of note, upon delivering an optional prepayment notice; provided that, the date of prepayment is not less the five trading days for the optional prepayment notice.

Number of days after issuance	Penalty

Any time after determined date of prepayment	125% of principal plus accrued interest

During the year ended August 31, 2016, the Company issued 102,424,034 common stock with a fair value of $253,003 on conversion of $107,750 of principal of this convertible debt. As at November 30, 2016, the remaining principal of this note was $117,250 (August 31, 2016 - $117,250) with a fair value of $191,659 (August 31, 2016 - $146,563) based on the fair value of the shares if converted on November 30, 2016. As at November 30, 2016, there was $10,936 (August 31, 2016 - $7,035) of accrued and unpaid interest. During the period ended November 30, 2016, the Company recorded interest of $2,923 on this note.

i)

On November 16, 2016, the Company issued a convertible unsecured note in the amount of $156,000.  The Company agrees to pay $6,000 of the finance fees. The Company receives the payments in three tranches, of which the initial tranche equals to the amount of $52,000 (including finance fees of $2,000) and the remainder is delivered in two instalments in the amount of $52,000 each. The note carries an interest rate of 12% (22% default rate), is unsecured, and is due on August 17, 2017.

The lender may convert the note at a conversion price equal to the average of the three lowest closing bid prices for the common stock for twenty trading days ending on the trading day immediately before conversion multiplied by 47% at any time after 180 days after the cash was delivered.

The Company may repay the note up to 180 days after its issuance, with approval from the lender, with the following penalties:

Number of days after issuance	Penalty

< 90 days	135% of principal plus accrued interest
91 – 120 days	140% of principal plus accrued interest
121 – 180 days	145% of principal plus accrued interest
> 180 days	150% of principal plus accrued interest

During the period ended November 30, 2016, $222 of interest was accrued on this note. As at November 30, 2016, the principal outstanding on this note was $52,000 with a fair value of $70,200 based on the fair value of the shares if converted on November 30, 2016. As at November 30, 2016, there was $222 (August 31, 2016 - $Nil) of accrued and unpaid interest. During the period ended November 30, 2016, the Company recorded interest of $222 on this note.